UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	575 South Charles St., Suite 401
		Baltimore, Md 21201

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland February 1, 2013

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	44

Form 13F Information Table Value Total:	81691

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Telkonet Convertible Pfd A                                     221      120 SH       SOLE                      120
AT&T Inc.                      COM              00206R102      320     9503 SH       SOLE                     9503
Alcoa, Inc.                    COM              013817101     1622   186900 SH       SOLE                   186900
American Express Co.           COM              025816109     2760    48025 SH       SOLE                    48025
Apple Inc.                     COM              037833100     5191     9754 SH       SOLE                     9754
Bank of America Corp           COM              060505104     1274   109723 SH       SOLE                   109723
Bristol-Myers Squibb Co.       COM              110122108     2273    69743 SH       SOLE                    69743
Capital One Financial Corp.    COM              14040H105      359     6200 SH       SOLE                     6200
Caterpillar Inc                COM              149123101      220     2450 SH       SOLE                     2450
Cisco Systems Inc.             COM              17275R102     2101   106925 SH       SOLE                   106925
Citigroup, Inc.                COM              172967424     1141    28830 SH       SOLE                    28830
Corning Inc.                   COM              219350105     1176    93200 SH       SOLE                    93200
Costco Wholesale Corp          COM              22160K105     2992    30300 SH       SOLE                    30300
Discover Financial Services    COM              254709108     2695    69900 SH       SOLE                    69900
DuPont de Nemours & Co.        COM              263534109     1864    41435 SH       SOLE                    41435
EMC Corporation                COM              268648102     2712   107210 SH       SOLE                   107210
Energy Transfer Partners LP    COM              29273R109     1855    43200 SH       SOLE                    43200
Exxon Mobil Corporation        COM              30231G102     2988    34521 SH       SOLE                    34521
General Electric Co            COM              369604103     2278   108530 SH       SOLE                   108530
Hartford Financial Services    COM              416515104     2191    97644 SH       SOLE                    97644
Honeywell Intl Inc             COM              438516106     3130    49312 SH       SOLE                    49312
IBM Corp                       COM              459200101     3282    17133 SH       SOLE                    17133
Intel Corporation              COM              458140100     2531   122755 SH       SOLE                   122755
International Paper Co.        COM              460146103     2582    64800 SH       SOLE                    64800
JPMorgan Chase & Co            COM              46625H100     2652    60319 SH       SOLE                    60319
Johnson Controls, Inc.         COM              478366107     1462    47675 SH       SOLE                    47675
Legg Mason Inc.                COM              524901105     1868    72625 SH       SOLE                    72625
MBIA Inc                       COM              55262C100      793   101000 SH       SOLE                   101000
Micron Technology Inc          COM              595112103      406    64000 SH       SOLE                    64000
Microsoft Corporation          COM              594918104     2224    83280 SH       SOLE                    83280
Pfizer Inc.                    COM              717081103     2025    80747 SH       SOLE                    80747
Philip Morris Intl             COM              718172109      222     2650 SH       SOLE                     2650
Telkonet, Inc.                 COM              879604106      294  2196500 SH       SOLE                  2196500
Teva Pharmaceutical            COM              881624209     1653    44261 SH       SOLE                    44261
Texas Instruments, Inc.        COM              882508104     2189    70850 SH       SOLE                    70850
Titan International Inc.       COM              88830M102     1821    83850 SH       SOLE                    83850
Tractor Supply Co.             COM              892356106     2638    29860 SH       SOLE                    29860
Verizon Communications, Inc.   COM              92343V104     2756    63700 SH       SOLE                    63700
Wells Fargo & Co               COM              949746101     2303    67366 SH       SOLE                    67366
Williams-Sonoma Inc.           COM              969904101      236     5400 SH       SOLE                     5400
Windstream Corporation         COM              97381W104      173    20900 SH       SOLE                    20900
Wyndham Worldwide Corp         COM              98310W108     3173    59630 SH       SOLE                    59630
eBay Inc.                      COM              278642103     3046    59726 SH       SOLE                    59726
Storage Computer Corp.                          86211A101        0    84275 SH       SOLE                    84275